Skadden, Arps, Slate, Meagher & Flom LLP
333 West Wacker Drive
Chicago, Illinois 60606

Tel: (312) 407-0700
Fax: (312) 407-0411

                        July 26, 2005

VIA EDGAR TRANSMISSION

H. Roger Schwall
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Attention: Mail Stop 0405

  Re:
  Filing of Amendment No. 3 to Registration Statement on
  Form S-1 of CF Industries Holdings, Inc. (333-124949)

Ladies and Gentlemen:

        On behalf of CF Industries Holdings, Inc., a Delaware corporation (the "Company"), we transmit herewith for filing Amendment No. 3 to the Registration Statement on Form S-1 of the Company (the "Registration Statement"). Amendment No. 3 has been marked to show changes from Amendment No. 2 to the Registration Statement as filed on July 20, 2005.

        Due to the increase in the proposed maximum aggregate offering price, the applicable filing fee under Section 6(b) of the Securities Act of 1933 increased to $94,918. The additional fee of $12,528 was remitted on July 25, 2005, via wire transfer to the U.S. Treasury designated lockbox depository at Mellon Bank in Pittsburgh, Pennsylvania.

        If you have any questions or comments in connection with the Registration Statement, please contact Brian W. Duwe at (312) 407-0816 or the undersigned at (312) 407-0784.

                        Very truly yours,

                        /s/  RICHARD C. WITZEL, JR.

Attachments

cc:	Barry Stem
    (Securities and Exchange Commission)
Roger Baer
    (Securities and Exchange Commission)
Timothy Levenberg
    (Securities and Exchange Commission)
Carrie Darling
    (Securities and Exchange Commission)
Douglas C. Barnard
    (CF Industries Holdings, Inc.)
Richard D. Truesdell, Jr.
(Davis Polk & Wardwell)